Quarterly Report
August 31, 2024
MFS®  Blended Research®
Growth Equity Fund
BRW-Q1

Portfolio of Investments
8/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 0.3%
Leidos Holdings, Inc.	5,620	$890,826
Apparel Manufacturers – 1.0%
Deckers Outdoor Corp. (a)	394	$377,960
PVH Corp.	33,645	3,320,425
		$3,698,385
Automotive – 0.9%
Tesla, Inc. (a)	14,616	$3,129,432
Biotechnology – 0.4%
Exelixis, Inc. (a)	28,302	$736,701
Illumina, Inc. (a)	4,040	530,856
		$1,267,557
Brokerage & Asset Managers – 0.5%
TPG, Inc.	32,315	$1,630,292
Business Services – 2.4%
Dropbox, Inc. (a)	114,536	$2,879,435
Insperity, Inc.	4,431	416,469
TriNet Group, Inc.	13,912	1,430,571
Verisk Analytics, Inc., “A”	14,629	3,991,084
		$8,717,559
Computer Software – 16.6%
AppLovin Corp. (a)	35,357	$3,283,605
Autodesk, Inc. (a)	14,725	3,804,940
CrowdStrike Holdings, Inc. (a)	4,725	1,310,148
Datadog, Inc., “A” (a)	31,904	3,709,159
DocuSign, Inc. (a)	4,782	283,142
Microsoft Corp.	88,995	37,123,374
Nutanix, Inc. (a)	15,329	968,640
Salesforce, Inc.	9,676	2,447,060
ServiceNow, Inc. (a)	7,436	6,357,780
		$59,287,848
Computer Software - Systems – 11.6%
Apple, Inc.	180,848	$41,414,192
Construction – 1.6%
AZEK Co., Inc. (a)	27,365	$1,166,570
Builders FirstSource, Inc. (a)	7,071	1,230,354
Masco Corp.	39,094	3,110,319
		$5,507,243
Consumer Products – 1.3%
Colgate-Palmolive Co.	5,670	$603,855
Kimberly-Clark Corp.	28,778	4,163,025
		$4,766,880
Consumer Services – 1.7%
Booking Holdings, Inc.	1,470	$5,746,568
Grand Canyon Education, Inc. (a)	1,782	258,408
		$6,004,976

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 0.5%
Amphenol Corp., “A”	28,389	$1,914,838
Electronics – 17.0%
Applied Materials, Inc.	27,829	$5,489,548
Broadcom, Inc.	38,185	6,217,282
Lam Research Corp.	5,684	4,666,621
Monolithic Power Systems, Inc.	942	880,469
NVIDIA Corp.	338,011	40,348,373
NXP Semiconductors N.V.	12,086	3,098,367
		$60,700,660
Entertainment – 1.6%
Spotify Technology S.A. (a)	16,436	$5,635,576
Food & Beverages – 0.2%
PepsiCo, Inc.	3,833	$662,649
Health Maintenance Organizations – 1.1%
Cigna Group	10,906	$3,945,900
Insurance – 2.6%
Ameriprise Financial, Inc.	9,293	$4,176,646
Corebridge Financial, Inc.	38,177	1,128,512
Equitable Holdings, Inc.	96,295	4,094,463
		$9,399,621
Internet – 12.6%
Alphabet, Inc., “A”	86,972	$14,209,486
Alphabet, Inc., “C”	63,408	10,469,295
Gartner, Inc. (a)	7,476	3,677,893
Meta Platforms, Inc., “A”	32,114	16,741,349
		$45,098,023
Machinery & Tools – 0.1%
AGCO Corp.	5,237	$476,776
Medical & Health Technology & Services – 3.4%
ICON PLC (a)	2,580	$830,915
IQVIA Holdings, Inc. (a)	14,993	3,771,489
McKesson Corp.	5,525	3,099,967
Veeva Systems, Inc. (a)	19,982	4,324,904
		$12,027,275
Network & Telecom – 0.2%
Qualcomm, Inc.	4,536	$795,161
Other Banks & Diversified Financials – 3.1%
American Express Co.	16,760	$4,334,974
Mastercard, Inc., “A”	3,387	1,637,073
Northern Trust Corp.	30,178	2,752,535
Visa, Inc., “A”	8,664	2,394,470
		$11,119,052
Pharmaceuticals – 4.6%
AbbVie, Inc.	17,395	$3,414,812
Eli Lilly & Co.	6,897	6,621,258
Incyte Corp. (a)	8,910	585,031
Merck & Co., Inc.	8,256	977,923

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Pfizer, Inc.	124,970	$3,625,380
Vertex Pharmaceuticals, Inc. (a)	2,267	1,124,183
		$16,348,587
Printing & Publishing – 0.9%
Lamar Advertising Co., REIT	24,830	$3,123,117
Railroad & Shipping – 0.2%
CSX Corp.	19,218	$658,601
Real Estate – 0.7%
Jones Lang LaSalle, Inc. (a)	9,771	$2,493,852
Restaurants – 1.2%
Texas Roadhouse, Inc.	3,190	$538,312
Wingstop, Inc.	9,398	3,628,662
		$4,166,974
Specialty Chemicals – 0.3%
RPM International, Inc.	10,325	$1,200,281
Specialty Stores – 8.6%
Amazon.com, Inc. (a)	129,496	$23,115,036
Costco Wholesale Corp.	359	320,365
Home Depot, Inc.	3,044	1,121,714
Ross Stores, Inc.	14,035	2,113,811
Target Corp.	26,724	4,105,341
		$30,776,267
Utilities - Electric Power – 1.1%
Vistra Corp.	46,197	$3,946,610
Total Common Stocks		$350,805,010
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.35% (v)	5,174,792	$5,176,345

Other Assets, Less Liabilities – 0.2%		845,811
Net Assets – 100.0%		$356,827,166
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,176,345 and $350,805,010, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$350,805,010	$—	$—	$350,805,010
Mutual Funds	5,176,345	—	—	5,176,345
Total	$355,981,355	$—	$—	$355,981,355
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,969,671	$14,032,743	$10,827,552	$456	$1,027	$5,176,345
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$44,561	$—